Major Customers	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Major Customers

12. Major Customers

During the year ended December 31, 2020, sales from one customer represented 11%, total sales. During the year ended December 31, 2019, sales from four customers represented 16%, 15%, 12%, and 12% for a total of 56% of sales. The loss of business from one or a combination of the Company’s significant customers, or an unexpected deterioration in their financial condition, could adversely affect the Company’s operations.